Net financial results (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial expenses [Abstract]
Interest on loans, financing and debentures (1)	R$ (1,360,125)	R$ (853,289)
Amortization of transaction costs	(31,923)	(17,308)
Interest expenses on lease liabilities (2)	(116,258)	(109,806)
Other	(131,779)	(149,997)
Financial expenses	(1,640,085)	(1,130,400)
Financial income [Abstract]
Cash and cash equivalents and marketable securities	348,428	409,192
Other	90,425	15,025
Financial income	438,853	424,217
Results from derivative financial instruments [Abstract]
Income	4,224,351	716,512
Expenses	(531,192)	(1,351,049)
Derivative financial instruments, net	3,693,159	(634,537)
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures	5,702,984	(2,071,835)
Leases	199,040	(71,671)
Other assets and liabilities (3)	(697,738)	444,178
Monetary and exchange variations, net	5,204,286	(1,699,328)
Net financial result	7,696,213	(3,040,048)
Interest costs capitalised	52,753	377,560
Reclassification to biological assets	R$ 66,200	R$ 223,055